Note 19 - Stock Options and Nonvested Shares	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
19.	STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2015, the Company and its subsidiaries have five share-based compensation plans, which are described below. The compensation expenses that had been charged against income for those plans were $3,035,122, $4,698,953 and $6,056,033 for 2013, 2014, and 2015, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the "2004 Plan") which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. We amend the 2004 Plan in September 2004, August 2006, June 2009 and June 2010. The total number of ordinary shares authorized under the 2004 Plan was 30,688,488, and all of these authorized ordinary shares were granted to directors, officers, employees and non-employees as of December 31, 2014.

Options to employees

During 2013, the Company granted totaling 7,740,000 stock options to directors, officers and employees at an exercise price that equaled the trading price of the stock upon the stock option grant. These options vest over 3 years except the 3,300,000 shares granted to the two officers which vest over 2 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:

Years ended December 31, 2013

Weighted average risk free rate of return	1.40%
Weighted average expected option life (in years)	6.14
Expected volatility rate	76.67%
Dividend yield	-

(1)	Expected volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company's shares at the date of grant.

Options to non-employees

During 2013, the Company granted 6,260,000 options under the 2004 Plan to consultants and strategic advisers. The fair value of non-employee options is estimated using the Black-Scholes Option Pricing model as such method provided a more accurate estimate of the fair value of services provided by the consultants and strategic advisers. The fair value of the stock options is remeasured as of the end of each reporting period until the services of these non-employees are complete under the service contracts. These options vest over two years.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2013		2014		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	11,144,998	$0.93	24,505,348	$0.54	21,326,160	$0.57
Granted	14,000,000	0.25	-	-	-	-
Exercised	(190,250)	0.16	(1,164,300)	0.54	(2,205,600)	0.22
Forfeited	(449,400)	1.25	(2,014,888)	0.27	(1,787,800)	1.18
Outstanding at end of year	24,505,348	$0.54	21,326,160	$0.57	17,332,760	$0.55
Shares exercisable at end of year	10,500,548	$0.93	14,070,240	$0.73	14,513,528	$0.61

The following table summarizes information with respect to stock options outstanding at December 31, 2015:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015
$1.07	700,000				700,000
$0.96	2,268,000				2,268,000
$1.318	53,600				53,600
$1.26	413,360				413,360
$1.648	10,000				10,000
$1.426	2,091,000				2,091,000
$1.43	50,000				50,000
$0.25	11,746,800				8,927,568
	17,332,760	5.85	$0.55	$12,412,802	14,513,528	$0.61	$9,616,123

The weighted-average grant-date fair value of options granted during the years 2013 was $0.17. The total intrinsic value of options exercised during the years ended December 31, 2013, 2014 and 2015 was $208,895, $647,701, and $1,881,129, respectively. The total fair value of shares vested during the year ended December 31, 2013, 2014 and 2015 were $141,549, $3,080,628 and $2,067,037, respectively.

The Company recognized share-based compensation expenses of $2,539,274, $2,664,317 and $546,465 for stock option in the years ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, there were $39,183 unrecognized share-based compensation expenses relating to the stock options, which are expected to be recognized over a weighted average period of one year.

Restricted shares to employees

On January 2, 2014, the Company granted remaining 1,100,240 ordinary shares, which were in the form of restricted shares, to employees under 2004 Plan. The vesting of the restricted shares is subject to rendering service to the Company for three years. Based on the Company's requisite service period stated in the 2004 Plan, 748,162 shares were vested as of January 2, 2016, of which 258,086 shares were issued to an employee as of December 31, 2015. The fair value of restricted shares is $1.106, which equal to the fair market value of the Company's shares at the date of grant. The Company recognized share-based compensation expenses of $762,568 and $324,496 for the years ended December 31, 2014 and 2015. As of December 31, 2015, there were $129,801 unrecognized share-based compensation expenses relating to the restricted shares, which are expected to be recognized over a weighted average period of one year.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the "2007 Plan") and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan. Based on the Company's operating performance, 8,658,048 shares were vested as of December 31, 2010.

In June 2014, the Annual General Meeting approved the amendment to the 2007 Plan and the Restricted Stock Issuance and Allocation Agreement of 2007 Plan. Pursuant to such agreement, together with the remaining 1,900,445 ordinary shares which were not vested due to the operating performance targets under 2007 Plan not being achieved, 3,000,000 ordinary shares were collectively granted to the employees who were eligible. The fair value of a nonvested share on the grant date was measured at the quoted market price of the Company's equity shares. The nonvested shares shall become activated and vest during the period commencing from the grant date and ending on December 31, 2016 based on the Company's achievement of the performance targets.

As of December 31, 2014, there was no nonvested shares become activated and vested due to the performance targets were not achieved, and nil share-based compensation expenses relating to the nonvested shares was recognized.

As of December 31, 2015, the granted shares were activated and vested based on the Group's achievement of performance target. The fair value of granted share is $0.82, which equal to the fair market value of the Company's shares at the date of grant. The Company recognized share-based compensation expenses of $1,476,000 for the years ended December 31, 2015. As of December 31, 2015, there were $984,000 unrecognized share-based compensation expenses relating to the restricted shares, which are expected to be recognized over a weighted average period of one year.

A summary of the status of the nonvested shares as of December 31, 2013, 2014 and 2015, and changes during the year ended December 31, 2014 and 2015, respectively is presented below.

Nonvested shares	Shares	Weighted- average grant/ modification date fair value	Aggregate intrinsic value
At the beginning of year 2014	1,900,445	$0.252	$2,390,760

Granted	1,099,555	$0.82	$901,635
Vested	-	-	-
Forfeited	-	-	-

At the end of year 2014	3,000,000	$1.064	$3,192,000

Granted	-
Vested	3,000,000	$0.82	2,460,000
Forfeited	-	-	-

At the end of year 2015	3,000,000	$1.082	$3,246,000

2010 Equity incentive plan of iSTAR Financial Holdings

In November 2010, iSTAR Financial Holdings, a subsidiary of the Company, implemented the "2010 equity incentive plan" (the "2010 Plan") under which the Company transferred 1,500 nonvested shares which representing 15% of total iSTAR Financial Holdings' equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder's rights, including the dividend rights since the date of grant, the 15% share of the earnings of iSTAR Financial Holdings is recognized as noncontrolling interest on the Company's consolidated financial statements since November 1, 2010, the date of grant.

The fair value of the share incentive was determined to be $1,188 per share. The Group recognized $495,848 share based compensation cost in 2013. As of December 31, 2013, all compensation cost relating to nonvested shares was recognized.

2014 Stock incentive plan

In July 2014, the Company adopted the 2014 stock incentive plan (the "2014 Plan") which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. The maximum number of ordinary Shares that may be delivered pursuant to awards granted to eligible persons under 2014 Plan during calendar year 2014 is equal to 5,000,000 ordinary shares; provided, that, as of January 1 of each calendar year thereafter during the term of 2014 plan, the maximum number of ordinary shares that may be delivered pursuant to awards granted to eligible persons under 2014 Plan shall be increased by 3,000,000 Ordinary Shares. As of result, the total number of ordinary shares authorized under the 2014 Plan was 8,000,000 as of December 31, 2015. As of December 31, 2015, 31,400 shares were available for future grant of awards.

Options to employees

During 2014 and 2015, the Company granted totaling 1,930,000 and 120,000 stock options to employees at an exercise price that equaled the trading price of the stock upon the stock option grant, respectively. These options vest over 3 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Price model with the following assumptions:

	Years ended December 31,
	2014			2015
Weighted average risk free rate of return	1.39%	-	1.62%	1.32%
Weighted average expected option life (in years)	6.82	-	6.87	6.86
Expected volatility rate	77.74%	-	79.37%	77.81%
Dividend yield		-		-

(1)	Expected volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company's shares at the date of grant.

Options to non-employees

During 2014, the Company granted 30,000 options under the 2014 Plan to a consultant. The fair value of non-employee options is estimated using the Black-Scholes Option Pricing model as such method provided a more accurate estimate of the fair value of services provided by the consultants and strategic advisers. The fair value of the stock options is remeasured as of the end of each reporting period until the services of these non-employees are complete under the service contracts. These options vest over 3 years.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2014		2015
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	-	$-	1,860,000	$0.89
Granted	1,960,000	0.90	120,000	0.87
Exercised	-	-	(3,600)	0.92
Forfeited	(100,000)	0.88	(741,400)	0.89
Outstanding at end of year	1,860,000	$0.89	1,235,000	$0.88
Shares exercisable at end of year	-	-	480,200	$0.89

The following table summarizes information with respect to stock options outstanding at December 31, 2015:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2015

$0.878	985,000				433,400
$0.92	30,000				10,800
$1.03	50,000				18,000
$1.04	50,000				18,000
$0.87	120,000				-
	1,235,000	8.70	$0.88	$433,540	480,200	$0.89	$168,688

The weighted-average grant-date fair value of options granted during the years 2014 and 2015 was $0.63 and $0.61, respectively. The total intrinsic value of options exercised during the years ended December 31, 2014 and 2015 was nil and $1,159, respectively. The total fair value of shares vested during the year ended December 31, 2014 and 2015 was nil and $496,560, respectively.

The Company recognized share-based compensation expenses of $148,451 and $(187,485) for stock option in the years ended December 31, 2014 and 2015, respectively.

As of December 31, 2015, there were $345,961 unrecognized share-based compensation expenses relating to the stock options, which are expected to be recognized over a weighted average period of two year.

Restricted shares to employees

During 2014, the Company granted 1,780,000 restricted shares under the 2014 Plan to directors and employees. The vesting of the restricted shares is subject to rendering service to the Company for two years. Based on the Company's requisite service period stated in the 2014 Plan, there were 890,000 shares vested, of which 15,000 shares were issued as of December 31, 2015. The fair value of restricted shares was $0.878, which was the fair market value of the Company's shares at the date of grant.

On November 16, 2015, the Company granted 3,800,000 restricted shares under the 2014 Plan to selected directors and employees. Subject to the agreement, the awards shall become activated and vest during the period commencing on the grant date and ending on November 16, 2018 (the "Vesting Term"), provided that the participant has achieved all the performance targets. The fair value of restricted shares was $0.742, which was the fair market value of the Company's shares at the date of grant.

The Company recognized share-based compensation expenses of $310,888 and $898,903 relating to the restricted shares granted to employees in 2014 and 2015, respectively. As of December 31, 2015, there were $3,172,649 unrecognized share-based compensation expenses relating to the restricted shares granted to employees, which are expected to be recognized over a weighted average period of 2.6 year.

Restricted shares to non-employees

During 2014, the Company granted 1,150,000 restricted shares under the 2014 Plan to consultants. The fair value of the stock options is remeasured as of the end of each reporting period until the services of these non-employees are completed under the service contracts. These options vest over two years except 50,000 restricted shares granted to one consultant which vest over three years. The Company recognized share-based compensation expenses of $245,958 and $754,354 relating to the restricted shares granted to non-employees in 2014 and 2015, respectively. As of December 31, 2015, there were $427,988 unrecognized share-based compensation expenses relating to the restricted shares granted to non-employees, which are expected to be recognized over a weighted average period of half year.

Restricted shares of Shanghai Shangtong Co., Ltd. ("CFO Shangtong"), Fortune Zhengjin and CFO Tahoe

On July 1, 2014, CFO Shangtong and Fortune Zhengjin, two affiliates of the Company, entered into a series of contractual arrangement with selected employees of the Group. Pursuant to the agreement, these employees were granted 10% restricted shares of CFO Shangtong and Fortune Zhengjin. The vesting of the restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares is $28,965 and $2,464,455, which equal to the fair value of the CFO Shangtong and Fortune Zhengjin's 10% net assets at the effective date of the agreement, respectively.

On July 1, 2015, Fortune Zhengjin entered into an additional arrangement with selected employees of the Group. Pursuant to the agreement, these employees were granted 8% restricted shares of Fortune Zhengjin. The vesting of the restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares is $4,681,533, which equal to the fair value of Fortune Zhengjin's 8% net assets at the effective date of the agreement. CFO Tahoe also entered an arrangement with selected employees of the Group. Pursuant to the agreement, these employees were granted 1.95% restricted shares of CFO Tahoe. The fair value of restricted shares is subject to rendering service to the Company for five years. The fair value of restricted shares is $1,141,124, which equal to the fair value of CFO Tahoe's 1.95% net assets at the effective date of the agreement.

The Company recognized share-based compensation expenses of $6,584 and $560,187 in 2014 relating to CFO Shangtong, Fortune Zhengjin, respectively. There were $10,200, $1,965,535 and $267,565 share-based compensation expenses recorded in 2015 relating to CFO Shangtong, Fortune Zhengjin and CFO Tahoe, respectively.

As of December 31, 2015, there were $10,510 and $4,478,097 and $873,559 unrecognized share-based compensation expenses relating to CFO Shangtong, Fortune Zhengjin and CFO Tahoe, respectively, which are expected to be recognized over a weighted average period of 3.5 years.